UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number   811-06440

Fidelity Aberdeen Street Trust

 (Exact name of registrant as specified in charter)

245 Summer St., Boston, MA 02210

 (Address of principal executive offices)       (Zip code)

Nicole Macarchuk, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	February 29

Date of reporting period:	August 31, 2024

Item 1.

Reports to Stockholders

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF AUGUST 31, 2024
Fidelity® Multi-Asset Index Fund Fidelity® Multi-Asset Index Fund : FFNOX

This semi-annual shareholder report contains information about Fidelity® Multi-Asset Index Fund for the period March 1, 2024 to August 31, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Multi-Asset Index Fund	$ 4	0.08%
Key Fund Statistics
(as of August 31, 2024)

KEY FACTS
Fund Size	$8,558,926,072
Number of Holdings	7
Portfolio Turnover	9%
What did the Fund invest in?
(as of August 31, 2024)

ASSET ALLOCATION (% of Fund's net assets)

TOP HOLDINGS (% of Fund's net assets)
Fidelity 500 Index Fund	41.1
Fidelity International Index Fund	24.1
Fidelity Extended Market Index Fund	10.0
Fidelity Emerging Markets Index Fund	9.9
Fidelity U.S. Bond Index Fund	6.9
Fidelity Long-Term Treasury Bond Index Fund	5.0
Fidelity International Bond Index Fund	3.0
100.0
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2024 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914531.100    355-TSRS-1024

Item 2.

Code of Ethics

Not applicable.

Item 3.

Audit Committee Financial Expert

Not applicable.

Item 4.

Principal Accountant Fees and Services

Not applicable.

Item 5.

Audit Committee of Listed Registrants

Not applicable.

Item 6.

Investments

(a)

Not applicable.

(b)

Not applicable

Item 7.

Financial Statements and Financial Highlights for Open-End Management Investment Companies

Fidelity® Multi-Asset Index Fund

Semi-Annual Report
August 31, 2024
To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.
Standard & Poor's®; and S&P®; are registered trademarks of Standard & Poor's Financial Services LLC ("S&P") and Dow Jones®; is a registered trademark of Dow Jones Trademark Holdings LLC ("Dow Jones"). The fund is not sponsored, endorsed, sold or promoted by SPDJI, Dow Jones, S&P, or their respective affiliates and none of such parties make any representation regarding the advisability of investing in such product(s) nor do they have any liability for any errors, omissions, or interruptions of the index or indices.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2024 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.
Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies (Semi-Annual Report)
Fidelity® Multi-Asset Index Fund
Schedule of Investments August 31, 2024 (Unaudited)
Showing Percentage of Net Assets
Domestic Equity Funds - 51.1%
	Shares	Value ($)
Fidelity 500 Index Fund (a)	17,902,872	3,518,630,511
Fidelity Extended Market Index Fund (a)	9,970,197	856,041,095
TOTAL DOMESTIC EQUITY FUNDS (Cost $1,083,589,806)		4,374,671,606

International Equity Funds - 34.0%
	Shares	Value ($)
Fidelity Emerging Markets Index Fund (a)	77,747,099	850,553,260
Fidelity International Index Fund (a)	38,806,929	2,055,214,939
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $2,253,942,166)		2,905,768,199

Bond Funds - 14.9%
	Shares	Value ($)
Fidelity International Bond Index Fund (a)	27,163,693	252,893,979
Fidelity Long-Term Treasury Bond Index Fund (a)	43,292,808	431,629,292
Fidelity U.S. Bond Index Fund (a)	56,513,232	594,519,202
TOTAL BOND FUNDS (Cost $1,451,332,537)		1,279,042,473

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $4,788,864,509)	8,559,482,278
NET OTHER ASSETS (LIABILITIES) - 0.0%	(556,206)
NET ASSETS - 100.0%	8,558,926,072

Legend

(a)	Affiliated Fund

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an Underlying Funds changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)
Fidelity 500 Index Fund	3,306,796,235	88,074,352	228,330,124	21,339,290	122,473,109	229,616,939	3,518,630,511
Fidelity Emerging Markets Index Fund	802,357,733	37,986,725	60,762,117	-	(10,491,992)	81,462,911	850,553,260
Fidelity Extended Market Index Fund	807,054,561	58,905,261	62,340,587	-	7,052,657	45,369,203	856,041,095
Fidelity International Bond Index Fund	239,038,660	17,597,077	9,890,184	1,957,990	1,698	6,146,728	252,893,979
Fidelity International Index Fund	1,924,440,971	87,318,361	133,991,710	7,031,418	7,436,514	170,010,803	2,055,214,939
Fidelity Long-Term Treasury Bond Index Fund	400,629,948	29,599,804	12,737,881	7,411,386	46,353	14,091,068	431,629,292
Fidelity U.S. Bond Index Fund	561,052,340	35,419,321	19,397,501	9,695,648	10,566	17,434,476	594,519,202
	8,041,370,448	354,900,901	527,450,104	47,435,732	126,528,905	564,132,128	8,559,482,278

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of August 31, 2024, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Domestic Equity Funds	4,374,671,606	4,374,671,606	-	-

International Equity Funds	2,905,768,199	2,905,768,199	-	-

Bond Funds	1,279,042,473	1,279,042,473	-	-
Total Investments in Securities:	8,559,482,278	8,559,482,278	-	-
Financial Statements (Unaudited)
Statement of Assets and Liabilities
As of August 31, 2024 (Unaudited)
Assets
Investments in securities, at value (cost $4,788,864,509)- See accompanying schedule:		$8,559,482,278
Receivable for investments sold		28,638,792
Receivable for fund shares sold		1,203,940
Receivable from investment adviser for expense reductions		138,310
Total assets		8,589,463,320
Liabilities
Payable for investments purchased	$22,136,332
Payable for fund shares redeemed	7,706,399
Accrued management fee	694,517
Total liabilities		30,537,248
Net Assets		$8,558,926,072
Net Assets consist of:
Paid in capital		$4,685,926,202
Total accumulated earnings (loss)		3,872,999,870
Net Assets		$8,558,926,072
Net Asset Value, offering price and redemption price per share ($8,558,926,072 ÷ 141,590,100 shares)		$60.45
Statement of Operations
Six months ended August 31, 2024 (Unaudited)
Investment Income
Dividends (including $47,435,732 earned from other affiliated issuers)		$47,435,732
Expenses
Management fee	$4,097,780
Independent trustees' fees and expenses	11,484
Total expenses before reductions	4,109,264
Expense reductions	(828,082)
Total expenses after reductions		3,281,182
Net Investment income (loss)		44,154,550
Realized and Unrealized Gain (Loss)
Realized gain (loss) on sale of underlying fund shares	126,528,905
Total net realized gain (loss)		126,528,905
Change in net unrealized appreciation (depreciation) on investment securities		564,132,128
Net gain (loss)		690,661,033
Net increase (decrease) in net assets resulting from operations		$734,815,583
Statement of Changes in Net Assets

	Six months ended August 31, 2024 (Unaudited)	Year ended February 29, 2024
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$44,154,550	$160,125,195
Net realized gain (loss)	126,528,905	236,038,416
Change in net unrealized appreciation (depreciation)	564,132,128	904,870,880
Net increase (decrease) in net assets resulting from operations	734,815,583	1,301,034,491
Distributions to shareholders	(139,269,178)	(243,802,883)

Share transactions
Proceeds from sales of shares	288,328,091	515,838,689
Reinvestment of distributions	126,955,348	221,521,868
Cost of shares redeemed	(493,618,883)	(938,860,624)

Net increase (decrease) in net assets resulting from share transactions	(78,335,444)	(201,500,067)
Total increase (decrease) in net assets	517,210,961	855,731,541

Net Assets
Beginning of period	8,041,715,111	7,185,983,570
End of period	$8,558,926,072	$8,041,715,111

Other Information
Shares
Sold	5,010,227	9,855,615
Issued in reinvestment of distributions	2,292,027	4,061,839
Redeemed	(8,579,501)	(17,946,934)
Net increase (decrease)	(1,277,247)	(4,029,480)

Financial Highlights
Fidelity® Multi-Asset Index Fund

	Six months ended (Unaudited) August 31, 2024	Years ended February 28, 2024 A	2023	2022	2021	2020 A
Selected Per-Share Data
Net asset value, beginning of period	$56.29	$48.92	$56.99	$56.29	$45.60	$44.37
Income from Investment Operations
Net investment income (loss) B,C	.31	1.11	.94	1.14	.86	1.09
Net realized and unrealized gain (loss)	4.83	7.99	(5.65)	3.06	11.42	1.59
Total from investment operations	5.14	9.10	(4.71)	4.20	12.28	2.68
Distributions from net investment income	(.04)	(1.10)	(.96)	(1.14)	(.88)	(1.10)
Distributions from net realized gain	(.94)	(.63)	(2.40)	(2.35)	(.70)	(.35)
Total distributions	(.98)	(1.73)	(3.36)	(3.50) D	(1.59) D	(1.45)
Net asset value, end of period	$60.45	$56.29	$48.92	$56.99	$56.29	$45.60
Total Return E,F	9.29%	18.72%	(8.43)%	7.07%	27.10%	5.88%
Ratios to Average Net Assets C,G,H
Expenses before reductions	.10% I	.10%	.10%	.10%	.10%	.10%
Expenses net of fee waivers, if any	.08 % I	.08%	.08%	.08%	.08%	.08%
Expenses net of all reductions	.08% I	.08%	.08%	.08%	.08%	.08%
Net investment income (loss)	1.07% I	2.13%	1.89%	1.87%	1.73%	2.32%
Supplemental Data
Net assets, end of period (000 omitted)	$8,558,926	$8,041,715	$7,185,984	$8,314,829	$7,597,894	$6,446,754
Portfolio turnover rate J	9 % I	10%	17%	28%	16%	11%

AFor the year ended February 29.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DTotal distributions per share do not sum due to rounding.
ETotal returns for periods of less than one year are not annualized.
FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAnnualized.
JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).
Notes to Financial Statements
 (Unaudited)
For the period ended August 31, 2024

1. Organization.
Fidelity Multi-Asset Index Fund (the Fund) is a fund of Fidelity Aberdeen Street Trust (the Trust) and is authorized to issue an unlimited number of shares. Share transactions on the Statement of Changes in Net Assets may contain exchanges between affiliated funds. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust. Geode Capital Management, LLC serves as sub-adviser for the underlying stock funds.
2. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Investments in open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy. The aggregate value of investments by input level as of August 31, 2024 is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Income and capital gain distributions from any underlying mutual funds or exchange-traded funds (ETFs) are recorded on the ex-dividend date.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to losses deferred due to wash sales and excise tax regulations.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$3,968,574,940
Gross unrealized depreciation	(268,004,592)
Net unrealized appreciation (depreciation)	$3,700,570,348
Tax cost	$4,858,911,930
3. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Multi-Asset Index Fund	354,900,900	527,450,104
4. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) provides the Fund with investment management related services. For these services the Fund pays a monthly management fee to the investment adviser. The management fee is computed at an annual rate of .10% of the Fund's average net assets. Under the management contract, the investment adviser pays all other operating expenses, except the compensation of the independent Trustees and certain other expenses such as interest expense. The management fee is reduced by an amount equal to the fees and expenses paid by the Fund to the independent Trustees.

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. During the period, there were no interfund trades.
5. Expense Reductions.
The investment adviser contractually agreed to reimburse the Fund to the extent annual operating expenses exceeded .08% of average net assets. This reimbursement will remain in place through June 30, 2025. Some expenses, for example the compensation of the independent Trustees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses, are excluded from this reimbursement. During the period this reimbursement reduced the Fund's expenses by $822,522.

Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses by $5,560.
6. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.

Funds do not invest in underlying mutual funds for the purpose of exercising management or control; however, investments by funds within their principal investment strategies may represent a significant portion of the underlying mutual fund's net assets. At the end of the period, certain Funds were the owners of record of 10% or more of the total outstanding shares of the following underlying mutual funds as shown below.

Fund	Fidelity Multi-Asset Index Fund
Fidelity Emerging Markets Index Fund	11%
Fidelity International Bond Index Fund	30%
7. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as pandemics, epidemics, outbreaks of infectious diseases, war, terrorism, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 9: Proxy Disclosures for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
(Unaudited)
Note: This information is disclosed as part of the financial statements for each Fund as part of Item 7: Financial Statements and Financial Highlights for Open-End Management Investment companies.
Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract
(Unaudited)
Note: This is not applicable for any fund included in this document.

1.728266.125
IDV-SANN-1024

Item 8.

Changes in and Disagreements with Accountants for Open-End Management Investment Companies

See Item 7.

Item 9.

Proxy Disclosures for Open-End Management Investment Companies

See Item 7.

Item 10.

Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies

See Item 7.

Item 11.

Statement Regarding Basis for Approval of Investment Advisory Contract

See Item 7.

Item 12.

Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 13.

Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 14.

Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 15.

Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity Aberdeen Street Trust’s Board of Trustees.

Item 16.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Aberdeen Street Trust’s (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 17.

Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable.

Item 18.

Recovery of Erroneously Awarded Compensation

(a)

Not applicable.

(b)

Not applicable.

Item 19.

Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Aberdeen Street Trust

By:	/s/Laura M. Del Prato
Laura M. Del Prato
President and Treasurer (Principal Executive Officer)

Date:	October 23, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Laura M. Del Prato
Laura M. Del Prato
President and Treasurer (Principal Executive Officer)

Date:	October 23, 2024

By:	/s/John J. Burke III
John J. Burke III
Chief Financial Officer (Principal Financial Officer)

Date:	October 23, 2024